Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

PAY VERSUS PERFORMANCE

Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (h)(4)	Base Business Operating Profit (in thousands) (i)(5)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)

2024	$8,566,276	$11,019,933	$1,886,356	$2,246,884	$132.45	$168.55	$467,284	$696,000

2023	$7,058,392	$4,259,156	$2,300,758	$1,578,085	$113.14	$137.60	$487,493	$672,761

2022	$8,432,113	$7,615,111	$2,500,576	$2,326,383	$118.41	$128.69	$513,103	$702,360

2021	$10,308,750	$11,888,956	$3,091,051	$3,748,173	$132.51	$142.05	$454,368	$615,157

(1)
Sundaram Nagarajan served as our principal executive officer (“PEO”) for the full year for each of fiscal 2024, 2023, 2022 and 2021. For fiscal 2024, our non-PEO
named executive officers (“NEOs”) included Daniel C. Hopgood, Joseph P. Kelley, Stephen P. Lovass, Jennifer L. McDonough and Stephen F. Shamrock. For fiscal 2023, our non-PEO
NEOs included Joseph P. Kelley, Jeffrey Pembroke, Stephen P. Lovass, and James E. DeVries. For fiscal 2022, our non-PEO
NEOs included
Joseph P. Kelley, Jeffrey A. Pembroke, Stephen P. Lovass and Jennifer L. McDonough. For fiscal 2021, our non-PEO
NEOs included Joseph P. Kelley, Gregory P. Merk, Jeffrey A. Pembroke and Stephen P. Lovass.

(2)
For each of fiscal 2024, 2023, 2022, and 2021 the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

SUNDARAM NAGARAJAN	2024	2023	2022	2021

Summary Compensation Table Total for PEO (column (b))	$8,566,276	$7,058,392	$8,432,113	$10,308,750

- aggregate change in actuarial present value of pension benefits	$559,095	$443,516	$327,553	$239,445

+ service cost of pension benefits	$333,794	$323,038	$372,875	$414,386

+ prior service cost of pension benefits	$—	$—	$—	$14,728

- SCT “Stock Awards” column value	$4,219,798	$3,110,106	$2,997,098	$5,830,079

- SCT “Option Awards” column value	$1,740,010	$2,012,792	$2,475,660	$1,970,346

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,764,399	$2,488,293	$4,375,965	$7,643,426

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$252,320	$813,409	$1,167,627	$2,449,803

+ vesting date fair value of equity awards granted and vested in the covered year	$374,810	$713,027	$1,370,250	$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$1,228,392	$96,827	$23,961	$(902,267)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—	$—

+ dollar value of dividends/earnings paid on equity awards in the covered year	$18,845	$36,149	$7,885	$—

[+ excess fair value for equity award modifications]	$—	$—	$—	$—

Compensation Actually Paid to PEO (column (c))	$11,019,933	$4,259,156	$7,615,111	$11,888,956

AVERAGE FOR NON-PEO NEOS	2024	2023	2022	2021

Average SCT Total for Non-PEO NEOs (column (d))	$1,886,356	$2,300,758	$2,500,576		$3,091,051

- aggregate change in actuarial present value of pension benefits	$72,785	$(222,053)	$169,270	-$	332,388

+ service cost of pension benefits	$34,085	$89,347	$86,118		$131,937

+ prior service cost of pension benefits	$—	$—	$—		$4,608

- SCT “Stock Awards” column value	$760,083	$992,847	$784,400		$1,246,865

- SCT “Option Awards” column value	$331,812	$447,847	$518,945		$418,909

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,252,349	$854,453	$1,048,192		$1,778,869

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$61,536	$175,572	$—		$895,006

+ vesting date fair value of equity awards granted and vested in the covered year,	$46,256	$109,324	$292,838		$0

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$128,454	$50,727	$71,519	-$	155,932

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—		$0

+ dollar value of dividends/earnings paid on equity awards in the covered year	$2,528	$11,795	$3,377		$795

[+ excess fair value for equity award modifications]	$—	$—	$—		$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,246,884	$1,578,085	$2,326,383		$3,748,173

The amounts deducted for aggregate change in actuarial present value of pension benefits for our non-PEOs
in 2023, 2022 and 2021 represented the aggregate actuarial value of pension benefits instead of the yearly change in such figure, and therefore were overstated in the adjustments table of the pay versus performance disclosure in our previous proxy statement filing. These aggregate change in actuarial present value of pension benefits values have been updated in the adjustments table above and the average compensation actually paid to our non-PEO
for those years has also been similarly updated to reflect these changes.

(3)
For each of fiscal 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on October 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from October 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end
values of such investment as of the end of fiscal 2024, 2023, 2022 and 2021, as applicable. For purposes of this pay versus performance disclosure, our peer group is the
S&P MidCap 400 Ind. Machinery Index (the “Peer Group”).
Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net income is calculated in accordance with GAAP.

(5)	The Company-selected measure of Base Business Operating Profit is calculated set forth as described in “Executive Compensation Discussion and Analysis” above.

Company Selected Measure Name	Base Business Operating Profit
Named Executive Officers, Footnote	For fiscal 2024, our
non-PEO
named executive officers (“NEOs”) included Daniel C. Hopgood, Joseph P. Kelley, Stephen P. Lovass, Jennifer L. McDonough and Stephen F. Shamrock. For fiscal 2023, our non-PEO
NEOs included Joseph P. Kelley, Jeffrey Pembroke, Stephen P. Lovass, and James E. DeVries. For fiscal 2022, our non-PEO
NEOs included
Joseph P. Kelley, Jeffrey A. Pembroke, Stephen P. Lovass and Jennifer L. McDonough. For fiscal 2021, our non-PEO
	NEOs included Joseph P. Kelley, Gregory P. Merk, Jeffrey A. Pembroke and Stephen P. Lovass.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the S&P MidCap 400 Ind. Machinery Index (the “Peer Group”).
PEO Total Compensation Amount	$ 8,566,276	$ 7,058,392	$ 8,432,113	$ 10,308,750
PEO Actually Paid Compensation Amount	$ 11,019,933	4,259,156	7,615,111	11,888,956
Adjustment To PEO Compensation, Footnote

SUNDARAM NAGARAJAN	2024	2023	2022	2021

Summary Compensation Table Total for PEO (column (b))	$8,566,276	$7,058,392	$8,432,113	$10,308,750

- aggregate change in actuarial present value of pension benefits	$559,095	$443,516	$327,553	$239,445

+ service cost of pension benefits	$333,794	$323,038	$372,875	$414,386

+ prior service cost of pension benefits	$—	$—	$—	$14,728

- SCT “Stock Awards” column value	$4,219,798	$3,110,106	$2,997,098	$5,830,079

- SCT “Option Awards” column value	$1,740,010	$2,012,792	$2,475,660	$1,970,346

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,764,399	$2,488,293	$4,375,965	$7,643,426

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$252,320	$813,409	$1,167,627	$2,449,803

+ vesting date fair value of equity awards granted and vested in the covered year	$374,810	$713,027	$1,370,250	$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$1,228,392	$96,827	$23,961	$(902,267)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—	$—

+ dollar value of dividends/earnings paid on equity awards in the covered year	$18,845	$36,149	$7,885	$—

[+ excess fair value for equity award modifications]	$—	$—	$—	$—

Compensation Actually Paid to PEO (column (c))	$11,019,933	$4,259,156	$7,615,111	$11,888,956

Non-PEO NEO Average Total Compensation Amount	$ 1,886,356	2,300,758	2,500,576	3,091,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,246,884	1,578,085	2,326,383	3,748,173
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2024	2023	2022	2021

Average SCT Total for Non-PEO NEOs (column (d))	$1,886,356	$2,300,758	$2,500,576		$3,091,051

- aggregate change in actuarial present value of pension benefits	$72,785	$(222,053)	$169,270	-$	332,388

+ service cost of pension benefits	$34,085	$89,347	$86,118		$131,937

+ prior service cost of pension benefits	$—	$—	$—		$4,608

- SCT “Stock Awards” column value	$760,083	$992,847	$784,400		$1,246,865

- SCT “Option Awards” column value	$331,812	$447,847	$518,945		$418,909

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,252,349	$854,453	$1,048,192		$1,778,869

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$61,536	$175,572	$—		$895,006

+ vesting date fair value of equity awards granted and vested in the covered year,	$46,256	$109,324	$292,838		$0

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$128,454	$50,727	$71,519	-$	155,932

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—		$0

+ dollar value of dividends/earnings paid on equity awards in the covered year	$2,528	$11,795	$3,377		$795

[+ excess fair value for equity award modifications]	$—	$—	$—		$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,246,884	$1,578,085	$2,326,383		$3,748,173

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the five financial performance measures (as defined and described in Executive Compensation Discussion and Analysis above) that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2024 to our performance:

EPS Growth
ROIC
EBITDA Margin
Organic Revenue
Base Business Operating Profit

Total Shareholder Return Amount	$ 132.45	113.14	118.41	132.51
Peer Group Total Shareholder Return Amount	168.55	137.6	128.69	142.05
Net Income (Loss)	$ 467,284,000	$ 487,493,000	$ 513,103,000	$ 454,368,000
Company Selected Measure Amount	696,000,000	672,761,000	702,360,000	615,157,000
PEO Name	Sundaram Nagarajan
Measure:: 1
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Base Business Operating Profit
PEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (559,095)	$ (443,516)	$ (327,553)	$ (239,445)
PEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	333,794	323,038	372,875	414,386
PEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	14,728
PEO | Sct Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,219,798)	(3,110,106)	(2,997,098)	(5,830,079)
PEO | Sct Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,740,010)	(2,012,792)	(2,475,660)	(1,970,346)
PEO | YearEnd Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,764,399	2,488,293	4,375,965	7,643,426
PEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,320	813,409	1,167,627	2,449,803
PEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	374,810	713,027	1,370,250	0
PEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,228,392	(96,827)	(23,961)	(902,267)
PEO | Fair Value As Of PriorYear End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dollar Value Of DividendsEarnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,845	36,149	7,885	0
PEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,785)	(222,053)	(169,270)	(332,388)
Non-PEO NEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,085	89,347	86,118	131,937
Non-PEO NEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	4,608
Non-PEO NEO | Sct Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,083)	(992,847)	(784,400)	(1,246,865)
Non-PEO NEO | Sct Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(331,812)	(447,847)	(518,945)	(418,909)
Non-PEO NEO | YearEnd Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,252,349	854,453	1,048,192	1,778,869
Non-PEO NEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,536	175,572	0	895,006
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,256	109,324	292,838	0
Non-PEO NEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,454	50,727	71,519	(155,932)
Non-PEO NEO | Fair Value As Of PriorYear End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dollar Value Of DividendsEarnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,528	11,795	3,377	795
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0